Common shares - Summary of future stock compensation expense (Details) - Restricted stock $ in Thousands	Jun. 30, 2023 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
From July 1, 2023 through December 31, 2023	$ 22,504
For the year ending December 31, 2024	39,571
For the year ending December 31, 2025	29,354
For the year ending December 31, 2026	14,589
For the year ending December 31, 2027	4,844
Total expected stock compensation expense	110,862
Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
From July 1, 2023 through December 31, 2023	20,850
For the year ending December 31, 2024	37,753
For the year ending December 31, 2025	28,876
For the year ending December 31, 2026	14,589
For the year ending December 31, 2027	4,844
Total expected stock compensation expense	106,912
Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
From July 1, 2023 through December 31, 2023	1,654
For the year ending December 31, 2024	1,818
For the year ending December 31, 2025	478
For the year ending December 31, 2026	0
For the year ending December 31, 2027	0
Total expected stock compensation expense	$ 3,950